Fair Value Of Financial Instruments	6 Months Ended
Jan. 31, 2012
Fair Value Of Financial Instruments[Abstract]
Fair Value Of Financial Instruments

2. Fair Value of Financial Instruments

The following table summarizes the Company's financial instruments measured at fair value on a recurring basis:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Money market funds	$—	$5,006	$5,008
Certificates of deposit	513	6,049	6,049

Total	$513	$11,055	$11,057